Description of Plan - Contributions (Details) - 401(k) Retirement Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($) Y item
Description of Plan
Minimum age for Plan eligibility | Y	18
Employee contribution	85.00%
Deferral rate	4.00%
Minimum service hours for Plan eligibility | item	1,000
Non-elelctive contribution | $	$ 0
Employer contribution	100.00%
Percentage of participant eligible compensation	4.00%
Additional discretionary contribution	2.00%
Matching additional discretionary contribution	0.00%